Acquisitions (Details 14) (USD $)	12 Months Ended				12 Months Ended						0 Months Ended	12 Months Ended		0 Months Ended				0 Months Ended					0 Months Ended
	Mar. 31, 2013	Mar. 31, 2014	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2014 Retail propane equipment Minimum	Mar. 31, 2014 Retail propane equipment Maximum	Mar. 31, 2014 Vehicles Minimum	Mar. 31, 2014 Vehicles Maximum	Mar. 31, 2014 Buildings and leasehold improvements Minimum	Mar. 31, 2014 Buildings and leasehold improvements Maximum	Jan. 03, 2012 Pacer Propane Holdings, L.P. item	Mar. 31, 2012 Pacer Propane Holdings, L.P.	Jan. 03, 2012 Pacer Propane Holdings, L.P. Trade names	Jan. 03, 2012 Pacer Propane Holdings, L.P. Customer relationships	Jan. 03, 2012 Pacer Propane Holdings, L.P. Non-compete agreements	Jan. 03, 2012 Pacer Propane Holdings, L.P. Land	Jan. 03, 2012 Pacer Propane Holdings, L.P. Retail propane equipment	Jan. 03, 2012 Pacer Propane Holdings, L.P. Retail propane equipment Minimum	Jan. 03, 2012 Pacer Propane Holdings, L.P. Retail propane equipment Maximum	Jan. 03, 2012 Pacer Propane Holdings, L.P. Vehicles	Jan. 03, 2012 Pacer Propane Holdings, L.P. Buildings and leasehold improvements	Jan. 03, 2012 Pacer Propane Holdings, L.P. Other	Jan. 03, 2012 Pacer Propane Holdings, L.P. Other Minimum	Jan. 03, 2012 Pacer Propane Holdings, L.P. Other Maximum	Jan. 03, 2012 Pacer Propane Holdings, L.P. Common units
Acquisitions
Cash paid to acquire ownership interests	$ 14,000,000										$ 32,213,000
Number of common units issued to acquire business (in shares)																									1,500,000
General and administrative expense												700,000
Equity issuance costs												100,000
Number of owned or leased customer service centers											17
Consideration paid for acquisition
Cash paid	14,000,000										32,213,000
Common units																									30,375,000
Total consideration paid											62,588,000
Estimated fair value of the assets acquired and liabilities assumed
Accounts receivable - trade											4,389,000
Inventories											965,000
Prepaid expenses and other current assets											43,000
Property, plant and equipment																1,967,000	12,793,000			3,090,000	409,000	59,000
Useful life of property, plant and equipment					2 years	30 years	3 years	25 years	3 years	40 years								15 years	20 years	5 years	30 years		3 years	5 years
Intangible assets													2,410,000	23,560,000	1,520,000
Useful life of intangible assets														15 years
Goodwill	555,220,000	1,107,006,000	167,245,000	8,568,000							15,782,000
Assumed liabilities											(4,399,000)
Fair value of net assets acquired											$ 62,588,000